INVESTMENTS	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
INVESTMENTS
INVESTMENTS
Equity Accounting Method Investment Continuity

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2017	$30	$180	$974	$1	$1,185
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
At December 31, 2017	$30	$206	$975	$2	$1,213
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Funds invested	—	—	—	5	5
Impairment charges	(30)	—	—	—	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Publicly traded	No	No	No	No

Summarized Equity Investee Financial Information
	Jabal Sayid		Zaldívar
For the years ended December 31	2018	2017	2018	2017
Revenue	$296	$214	$599	$649
Cost of sales (excluding depreciation)	158	116	404	375
Depreciation	39	33	118	111
Finance expense	2	3	—	1
Other expense (income)	9	2	25	—
Income from continuing operations before tax	$88	$60	$52	$162
Income tax expense	(10)	(8)	(24)	(40)
Income from continuing operations after tax	$78	$52	$28	$122
Total comprehensive income	$78	$52	$28	$122
Summarized Balance Sheet
	Jabal Sayid		Zaldívar
For the years ended December 31	2018	2017	2018	2017
Cash and equivalents	$128	$50	$129	$72
Other current assets[1]	68	70	602	563
Total current assets	$196	$120	$731	$635
Non-current assets	482	485	1,927	1,582
Total assets	$678	$605	$2,658	$2,217
Current financial liabilities (excluding trade, other payables & provisions)	$48	$12	$18	$19
Other current liabilities	41	35	85	110
Total current liabilities	$89	$47	$103	$129
Non-current financial liabilities (excluding trade, other payables & provisions)	331	379	12	20
Other non-current liabilities	14	13	546	99
Total non-current liabilities	$345	$392	$558	$119
Total liabilities	$434	$439	$661	$248
Net assets	$244	$166	$1,997	$1,969

[1]	Zaldívar other current assets include inventory of $533 million (2017: $451 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Jabal Sayid[1]	Zaldívar
Opening net assets	$166	$1,969
Income for the period	78	28
Dividend	—	—
Closing net assets, December 31	$244	$1,997
Barrick's share of net assets (50%)	122	999
Equity earnings adjustment	—	(10)
Goodwill recognition	123	—
Carrying value	$245	$989

[1]	A $165 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (see note 22).